Goodwill - Additional Information (Details) - HZO, Inc. and Subsidiaries - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Impairment of Goodwill
Goodwill impairment	$ 0	$ 0	$ 0	$ 10,214,116
Goodwill gross	18,293,572		18,293,572
Accumulated impairment loss	$ 10,214,116		$ 10,214,116	$ 10,214,116